ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2014	2015

Acquisitions consideration payable (1)	$3,628	$11,795
Accrued payroll and welfare	4,231	8,750
Accrued rental expense	4,944	5,737
Other payables	2,591	4,350
Other taxes payable	2,254	2,788
Accrued social insurance	2,368	2,557
Accrued outsourcing cost	1,909	519
Dividend payable (2)	—	194
Interest expense payable	27	100
Accrued IPO expenses	2,268	—
Accrued professional fees	55	—

	$24,275	$36,790

(1)	Acquisitions consideration payable consists of remaining payables to sellers of the acquired entities for the years ended March 31, 2014 and 2015, which were as follows:

	As of March 31,
	2014	2015

iKang Shanghai Jianwei	$129	$129
Nanjing Aoyang	402	161
Yuanhua	540	292
Zhejiang Ailikang	62	62
MediFast	839	—
Shanghai Huajian Management	1,656	7,203
Suzhou Aoyang	—	1,032
iKang Tianjin Hedong Dongrun	—	774
iKang Tianjin Hexi Fenghui	—	774
Gold iKang Shenyang Hospital	—	368
WA Health Care	—	1,000

	$3,628	$11,795

(2)	As of March 31, 2015, the balance represents the dividend payable for non-controlling interest shareholders of MediFast.